Derivative Financial Instruments and Hedge Accounting - Schedule of Items Designated as Hedging Instruments (Detail) - Interest rate risk [Member] - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	¥ 8,968,036	¥ 9,668,621
Carrying amounts, Assets	145,901	123,466
Carrying amounts, Liabilities	409,098	669,733
Interest rate option [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	198,520	210,349
Carrying amounts, Liabilities	¥ 25,562	¥ 35,274